Stock Based Compensation (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 13, 2014	Jan. 28, 2011	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 27, 2021	Aug. 12, 2021	Dec. 18, 2020	Apr. 17, 2019	Dec. 15, 2017
Stock Based Compensation (Details) [Line Items]
Common stock, issued			21,725,817	4,901,564
Stock options contractual terms				5 years 1 month 6 days
Number of options Granted				1,806,229
Stock option [Member]
Stock Based Compensation (Details) [Line Items]
Stock options vested (in Dollars)				$ 800,000	$ 400,000
Unrecognized stock based compensation expense (in Dollars)				$ 600,000
Vesting period				1 year 1 month 20 days
Weighted average grant-date fair value of stock options granted (in Dollars per share)				$ 1.26	$ 1.59
Investment Owned, Unrecognized Unrealized Appreciation				$ 600,000
Stock incentive plan 2004 [Member]
Stock Based Compensation (Details) [Line Items]
Common stock, issued		1,529,936
Exercise price of incentive stock option		100.00%
Stock options contractual terms			10 years	10 years
2014 Stock Option and Incentive Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock, issued	1,000,000
Additional federal tax requirements (in Dollars)	$ 100,000
Common stock reserved for issuance								3,000,000	26,140	416,500
Common stock available for award			4,442,640	4,442,640
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			10 years	10 days
2021 Stock Option and Incentive Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock reserved for issuance						3,475,000
Number of shares issued under plan			0
Threshold Annual Increase In Shares Reserved and Available For Issuance Percentage Of The Outstanding Number Of Shares Of Common Stock Of New Clarus						4.00%
2021 Stock Option and Incentive Plan [Member] | Stock option [Member]
Stock Based Compensation (Details) [Line Items]
Unrecognized stock based compensation expense (in Dollars)			$ 0
Investment Owned, Unrecognized Unrealized Appreciation			$ 0
Number of options Granted			0
Employee Stock Purchase Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock reserved for issuance							347,500
Number of shares issued under plan			0
Threshold annual increase in shares reserved and available for issuance by minimum number of shares of common sock of new clarus							347,500
Threshold Annual Increase In Shares Reserved and Available For Issuance Percentage Of The Outstanding Number Of Shares Of Common Stock Of New Clarus							1.00%
Old 2004 And 2014 Plan [Member]
Stock Based Compensation (Details) [Line Items]
Share based payment arrangement,Expense recognized which is previously unrecognised stock based compensation related to unvested stock options			$ 200,000